Inventory - Components of Inventory (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 637,054	$ 719,574	$ 195,578
Work-in-process	452,304	361,754	252,227
Parts	2,518,037	2,339,595	2,975,297
Total inventory, gross	3,607,395	3,420,923	3,423,102
Less: Inventory reserves	207,263	74,746	86,186
Total inventory, net	$ 3,400,132	$ 3,346,177	$ 3,336,916